Note 7 - Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2015
Prepaid Expenses And Other Current Assets Disclosure [Abstract]
Prepaid Expenses And Other Current Assets Disclosure [Text Block]
7.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	December 31,
	2014	2015
Prepayment of advertising fees	$213,837	$209,778
Advertising deposit	355,390	196,290
Advances to suppliers	840,308	1,272,519
VAT refund receivable	139,908	68,429
Interest receivable	1,264,075	65
Prepayment of office rental	380,325	170,536
Amount due from noncontrolling shareholders (i)	2,393,645	-
Sales of cost method investment receivable (Note 11)	2,168,868	-
Amounts due from equity method investee	-	212,904
Other current assets	784,507	1,358,126
Total	$8,540,863	$3,488,647

(i) The amounts due from noncontrolling shareholders represented the interest free loans to the noncontrolling shareholders. Pursuant to the agreement, all the loans were for temporary cash turnover purpose and were received in the first quarter of 2015.